LEASES, Operating Leases (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Lease	Dec. 31, 2017 USD ($)
Future minimum rental payments under operating leases [Abstract]
2019 | $	$ 129
2020 | $	53
2021 | $	34
Total | $	216
Rent expense | $	$ 220	$ 309
Land [Member]
Operating Leases [Abstract]
Operating leases, lease term	20 years
Lincolnton Branch Facilities [Member]
Operating Leases [Abstract]
Operating leases, lease term	3 years
West Branch Facilities [Member]
Operating Leases [Abstract]
Operating leases, lease term	3 years
Operating leases, number of renewal options	5
Operating leases, renewal term	3 years
Forest City Branch Facilities [Member]
Operating Leases [Abstract]
Operating leases, lease term	3 years
Operating leases, number of renewal options	4
Operating leases, renewal term	3 years
Lake Lure Branch Facilities [Member]
Operating Leases [Abstract]
Operating leases, lease term	3 years
Operating leases, number of renewal options	2
Operating leases, renewal term	3 years
Vale Branch Facilities [Member]
Operating Leases [Abstract]
Operating leases, lease term	5 years
Operating leases, number of renewal options	2
Operating leases, renewal term	5 years
Mooresville Office [Member]
Operating Leases [Abstract]
Operating leases, lease term	3 years
Operating leases, number of renewal options	0
Operating leases, renewal term	2 years
Salisbury Loan Production Office [Member]
Operating Leases [Abstract]
Operating leases, lease term	2 years
Operating leases, number of renewal options	1
Operating leases, renewal term	1 year